Supplement dated January 20, 2015

To the Prospectus of the following fund:

Fund	Prospectus Dated
Columbia U.S. Treasury Index Fund	9/1/2014

Effective February 19, 2015 (the Effective Date), the Fund does not impose a sales charge (load) on the purchase of its Class A shares.

Accordingly, on the Effective Date, the Fund’s prospectus is hereby revised as follows:

The Class A column of the “Shareholder Fees” table in the “Summary of the Fund — Fees and Expenses of the Fund” section is hereby revised as follows:

Shareholder Fees (fees paid directly from your investment)
Class A

Maximum sales charge (load) imposed on purchases (as a % of offering price)	None

Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

Additionally, the expense Example table for Class A shares (whether or not shares are redeemed) is hereby revised as follows:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$46	$190	$347	$803

The rest of the section remains the same.

Also, on the Effective Date, the prospectus is further revised, as applicable, to reflect that the Fund does not impose a sales charge (load) or a contingent deferred sales charge (CDSC) on the purchase of its Class A shares.